ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Research and Development Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Research and development expense	$ 10.8	$ 8.8	$ 29.5